Warrants - Series B Warrants - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Feb. 29, 2016	Mar. 31, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Warrants Exercisable	13,219,597	66,789,624			5,447,940
Series B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Exercisable	1,074,082	1,074,082
Weighted Average Remainder Contractual Term in Years, Exercised	6 years
Percentage of public offering price	125.00%
Exercise price	$ 8.75		$ 16,873.50
Series A Warrant
Class Of Warrant Or Right [Line Items]
Warrants Exercisable					1,322,500
Warrants exercised	1,074,082
Exercise price	$ 2.20			$ 7.00	$ 7.00